share-based compensation	6 Months Ended
Jun. 30, 2018
share-based compensation
share-based compensation

14share-based compensation

(a)Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Periods ended June 30 (millions)		2018			2017
	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
THREE-MONTH
Restricted stock units	(b)	$34	$1	$35	$21	$2	$23
Employee share purchase plan	(c)	9	(9)	—	9	(9)	—

		$43	$(8)	$35	$30	$(7)	$23

Periods ended June 30 (millions)		2018			2017
	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
SIX-MONTH
Restricted stock units	(b)	$52	$1	$53	$37	$2	$39
Employee share purchase plan	(c)	18	(18)	—	18	(18)	—

		$70	$(17)	$53	$55	$(16)	$39

For the three-month and six-month periods ended June 30, 2018, the associated operating cash outflows in respect of restricted stock units were net of cash inflows arising from the cash-settled equity swap agreements of $2 million (2017 – $2 million) and $4 million (2017 – $4 million), respectively. For the three-month and six-month periods ended June 30, 2018, the income tax benefit arising from share-based compensation was $11 million (2017 – $7 million) and $18 million (2017 – $14 million), respectively.

(b)Restricted stock units

TELUS Corporation restricted stock units

We also award restricted stock units that largely have the same features as our general restricted stock units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on our Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted stock units affected by the total customer connections performance condition equals the fair market value of the corresponding Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted stock units with only service conditions. The recurring estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted stock units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted stock units.

Number of non-vested restricted stock units as at	June 30, 2018	December 31, 2017
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	4,888,913	3,327,464
Notional subset affected by total customer connections performance condition	230,562	154,452

	5,119,475	3,481,916
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	691,686	463,357

	5,811,161	3,945,273

The following table presents a summary of the activity related to TELUS Corporation restricted stock units without market performance conditions.

Period ended June 30, 2018	Three months			Six months
	Number of restricted stock units 1		Weighted average grant-date	Number of restricted stock units 1		Weighted average grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	5,063,888	—	$43.09	3,481,916	—	$41.87
Vested	—	8,354	$40.71	—	32,848	$41.00
Issued
Initial award	74,851	—	$45.59	1,691,408	—	$45.69
In lieu of dividends	56,788	94	$44.89	93,846	185	$45.80
Vested	(22,996)	22,996	$42.26	(35,478)	35,478	$42.06
Settled in cash	—	(23,355)	$42.24	—	(60,422)	$41.66
Forfeited and cancelled	(53,056)	—	$43.05	(112,217)	—	$41.36

Outstanding, end of period
Non-vested	5,119,475	—	$43.13	5,119,475	—	$43.13
Vested	—	8,089	$40.71	—	8,089	$40.71

(1)Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

With respect to certain issuances of TELUS Corporation restricted stock units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted stock units outstanding as at June 30, 2018, is set out in the following table.

Vesting in years ending December 31	Number of fixed-cost restricted stock units	Our fixed cost per restricted stock unit	Number of variable-cost restricted stock units	Total number of non-vested restricted stock units 1
2018	1,845,970	$41.07	19,209	1,865,179
2019	1,439,418	$45.53	280,605	1,720,023
2020	1,369,272	$48.71	383,120	1,752,392

	4,654,660		682,934	5,337,594

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition vesting in years ending December 31, 2018 and 2019.

TELUS International (Cda) Inc. restricted stock units

We also award restricted stock units that largely have the same features as the TELUS Corporation restricted stock units, but have a variable payout (0% — 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted stock units.

Periods ended June 30, 2018	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of restricted stock units	Weighted average grant-date fair value		Number of restricted stock units	Weighted average grant-date fair value	Number of restricted stock units	Weighted average grant-date fair value		Number of restricted stock units	Weighted average grant-date fair value
Outstanding, beginning of period
Non-vested	376,058	US$	24.50	—	$—	374,786	US$	24.45	—	$—
Vested	—	US$	—	32,299	$21.36	—	US$	—	32,299	$21.36
Issued - initial award	79,186	US$	28.37	—	$—	81,808	US$	28.35	—	$—
Forfeited and cancelled	(2,448)	US$	24.53	—	$—	(3,798)	US$	24.38	—	$—

Outstanding, end of period
Non-vested	452,796	US$	25.16	—	$—	452,796	US$	25.16	—	$—
Vested	—	US$	—	32,299	$21.36	—	US$	—	32,299	$21.36

(c)Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase our Common Shares through regular payroll deductions. In respect of Common Shares held within employee share purchase plan, Common Share dividends declared during the three-month and six-month periods ended June 30, 2018, of $9 million (2017 — $8 million) and $17 million (2017 — $15 million), respectively, were to be reinvested in Common Shares acquired by the trustee from Treasury, with no discount applicable.

(d)Share option awards

TELUS Corporation share options

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Period ended June 30, 2018	Three months		Six months
	Number of share options	Weighted average share option price	Number of share options	Weighted average share option price
Outstanding, beginning of period	452,041	$29.08	740,471	$26.99
Exercised 1	(41,894)	$28.13	(320,213)	$24.29
Forfeited	(456)	$29.19	(834)	$29.19
Expired	—	$—	(9,733)	$23.24

Outstanding, end of period 2	409,691	$29.18	409,691	$29.18

(1)

The total intrinsic value of share option awards exercised for the three-month and six-month periods ended June 30, 2018, was $1 million (reflecting a weighted average price at the dates of exercise of $45.86 per share) and $7 million (reflecting a weighted average price at the dates of exercise of $45.70 per share), respectively. The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their range of prices is $25.30 — $31.69 per share and their weighted average remaining contractual life is 0.9 years.

TELUS International (Cda) Inc. share options

Employees may receive equity share options (equity-settled) to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. common share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2018	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2
Outstanding, beginning	747,454	US$	30.12	53,832	$21.36	748,626	US$	30.12	53,832	$21.36
Forfeited	—	US$	—	—	$—	(1,172)	US$	27.70	—	$—

Outstanding, end of period	747,454	US$	30.12	53,832	$21.36	747,454	US$	30.12	53,832	$21.36

(1)	The range of share option prices is US$21.90 – US$40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 8.7 years.

(2)	The weighted average remaining contractual life is 8.0 years.